Document and Entity Information	May 08, 2023
Cover [Abstract]
Entity Registrant Name	Energous Corp
Amendment Flag	true
Entity Central Index Key	0001575793
Document Type	8-K/A
Document Period End Date	May 08, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36379
Entity Tax Identification Number	46-1318953
Entity Address, Address Line One	3590 North First Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	963-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	WATT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Energous Corporation (the “Company”) previously filed a Form 8-K with the Securities and Exchange Commission on May 8, 2023 to report that Sheryl Wilkerson, a director of the Company, provided the Company with notice of her intention to resign, effective no later than July 1, 2023. The particular effective date of Ms. Wilkerson’s resignation was not determined at that time. The Company is filing this Form 8-K/A to disclose that the effective date of Ms. Wilkerson’s resignation was June 30, 2023.